Statements of Consolidated Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ (1,802)	$ (3,530)	$ 515
Cash flow hedges:
Net decrease in fair value of derivatives (net of tax benefit of $—, $— and $10)	0	0	(20)
Derivative value net loss related to hedged transactions recognized during the period and reported in net income (loss) (net of tax benefit of $10, $31 and $72)	19	59	129
Total other comprehensive income	19	59	109
Comprehensive income (loss)	(1,783)	(3,471)	624
Comprehensive (income) loss attributable to noncontrolling interests	0	0	0
Comprehensive income (loss) attributable to EFCH	$ (1,783)	$ (3,471)	$ 624